Fair Value Measurement - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details)	Dec. 31, 2024	Nov. 30, 2024
Expected term (years) [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.4
Expected term (years) [Member] | June 2024 Warrants [Member] | November 2024 Modification [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		4.6
Expected term (years) [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.9
Expected term (years) [Member] | November 2024 Warrants [Member] | November 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		5
Expected term (years) [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	5
Expected term (years) [Member] | Pre-funded Warrants [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	5
Expected term (years) [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	5
Expected term (years) [Member] | December 2024 Warrants [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	5
Expected term (years) [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0.9
Expected term (years) [Member] | Embedded Derivative Liability [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	1
Risk-free interest rate [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.4
Risk-free interest rate [Member] | June 2024 Warrants [Member] | November 2024 Modification [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		4.4
Risk-free interest rate [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.2
Risk-free interest rate [Member] | November 2024 Warrants [Member] | November 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		4.2
Risk-free interest rate [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.3
Risk-free interest rate [Member] | Pre-funded Warrants [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.3
Risk-free interest rate [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.3
Risk-free interest rate [Member] | December 2024 Warrants [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.3
Risk-free interest rate [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.2
Risk-free interest rate [Member] | Embedded Derivative Liability [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	4.3
Expected volatility [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	114.2
Expected volatility [Member] | June 2024 Warrants [Member] | November 2024 Modification [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		113.8
Expected volatility [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	114.2
Expected volatility [Member] | November 2024 Warrants [Member] | November 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		113.8
Expected volatility [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	114.2
Expected volatility [Member] | Pre-funded Warrants [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	113.8
Expected volatility [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	114.2
Expected volatility [Member] | December 2024 Warrants [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	113.8
Expected volatility [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	156.2
Expected volatility [Member] | Embedded Derivative Liability [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	157.5
Expected dividend yield [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0
Expected dividend yield [Member] | June 2024 Warrants [Member] | November 2024 Modification [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		0
Expected dividend yield [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0
Expected dividend yield [Member] | November 2024 Warrants [Member] | November 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement		0
Expected dividend yield [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0
Expected dividend yield [Member] | Pre-funded Warrants [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0
Expected dividend yield [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0
Expected dividend yield [Member] | December 2024 Warrants [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0
Expected dividend yield [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0
Expected dividend yield [Member] | Embedded Derivative Liability [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	0
Probability of a Fundamental Event [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	10
Probability of a Fundamental Event [Member] | December 2024 Warrants [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	10
Conversion discount [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	10
Conversion discount [Member] | Embedded Derivative Liability [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	10
Interest Rate [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	10
Interest Rate [Member] | Embedded Derivative Liability [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	10
Redemption premium [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	50,000
Redemption premium [Member] | Embedded Derivative Liability [Member] | December 2024 Issuance [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Fair Value Measurement	50,000